Shareholder Report, Holdings (Details) - C000032294	Dec. 31, 2024
Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.20%
London Stock Exchange Group PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Recruit Holdings Co. Ltd.FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Tokio Marine Holdings, Inc.FR_651312902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Japan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
France
Holdings [Line Items]
Percent of Net Asset Value	18.60%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%